Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (50,211,741)	$ (61,470,985)	$ (40,056,965)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	17,142,292	13,432,153	5,597,137
Amortization of right-of-use assets	1,607,244	1,148,071	408,843
Exchange difference		70,777	(2,019,441)
Loss on disposal of property and equipment		107,495	13,663
Allowance for expected credit losses	(222,967)	5,249,448	17,005,297
Share-based compensation expense	18,342,333	21,186,441	4,804,378
Gain on derecognition of lease			(65,479)
Write-off of accounts and other payables		(1,355)	(169,886)
Impairment of goodwill	1,854,221	1,994,986	3,619,968
Impairment of property and equipment	162,544
Loss on disposal of a subsidiary			126,373
Deferred income taxes	(3,950,202)	(8,222,748)
Changes in assets and liabilities:
Accounts receivable	8,296,578	(8,003,940)	(1,830,920)
Notes receivable	561,392	(664,448)
Other receivables and prepayment	(922,812)	(23,049,706)	(10,355,091)
Accounts payable	(390,793)	100,905	1,078,131
Accrued liabilities and other payables	(9,457,741)	4,547,481	7,936,699
Contract liabilities	682,211	702,595	(1,483,240)
Lease liability	(1,341,431)	(997,298)	(433,275)
Tax payable	(16,685)	(1,126)
Inventories	(4,968)	83,295
Net cash used in operating activities	(17,870,525)	(53,787,959)	(15,823,808)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(424,872)	(1,541,831)	(33,974)
Purchase of other assets	(725,966)	(4,150,786)
Partial payment made for acquisition of a subsidiary		(67,957,424)	(18,743,810)
Disposal of subsidiary			(126,374)
Purchase of investments		(439,502)	(188,403)
Deposit for investments		(6,435,734)	(289,851)
Proceeds from disposal of property and equipment		155
Business acquisitions, net of cash acquired	216,641	2,128,637	1,016
Net cash used in investing activities	(934,197)	(78,396,485)	(19,381,396)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayment to) Advances from related parties	(326,458)	1,090,770	(82,829)
Additional capital investment from minority shareholders		378,207
Payment of preferred stock dividends		(666,512)
Redemption of preferred stock		(6,123,201)
Proceeds from issuance of debt			21,738,815
Proceeds from issuance of shares	7,420,000	154,231,470	9,882,432
Net cash provided by financing activities	7,093,542	148,910,734	31,538,418
Effect of foreign exchange rate changes	(3,819,202)	(2,820)	42,892
Net (decrease) increase in cash	(15,530,382)	16,723,470	(3,623,894)
Cash at beginning of the year	16,795,263	71,793	3,695,687
Cash at end of the year	1,264,881	16,795,263	71,793
Supplemental cash flow disclosures:
Cash paid for amounts included in the measurement of lease liabilities	(1,341,431)	(997,298)	(433,275)
Interest paid		119,814	3,504
Income taxes paid
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	1,264,881	16,443,929	71,793
Restricted cash		351,334
Total cash, and restricted cash	1,264,881	16,795,263	71,793
Non- cash investing and financing transaction:
Right-of-use assets obtained in exchange for new operating lease liabilities			889,403
Share-based compensation expense	$ 18,034,833	$ 21,186,441	$ 4,804,378